LONG-TERM DEBT - Narrative (Details) $ in Thousands, shares in Millions		1 Months Ended	12 Months Ended
	Jun. 22, 2021 USD ($)	Apr. 30, 2018 USD ($) lender	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares
Debt Instrument [Line Items]
Proceeds received from sale of equity securities			$ 0	$ 46,622
Debt issuance costs, net			1,600	2,400
Accumulated amortization			2,900	2,200
Interest on long-term debt			(14,547)	$ (17,730)
Gross, long-term debt			$ 247,204
Altisource S.A.R.L.
Debt Instrument [Line Items]
Noncontrolling ownership percentage			24.00%
Altisource Residential Corporation
Debt Instrument [Line Items]
Number of shares disposed (in shares) | shares				3.5
Proceeds received from sale of equity securities				$ 46,600
Revolving Credit Facility
Debt Instrument [Line Items]
Debt issuance costs, net			$ 400
Accumulated amortization			100
Debt instrument, interest rate, stated percentage	9.00%
Line of credit facility, commitment fee amount	$ 500
Unused commitment fee	0.50%
Payment due date	3 days
Line of credit facility, covenant threshold	$ 40,000
Gross, long-term debt			$ 0	0
Term B Loans
Debt Instrument [Line Items]
Leverage ratio to be maintained under the credit facility covenants			3.00
Covenant threshold, leverage ratio		3.50	3.50
Term B Loans | Maximum
Debt Instrument [Line Items]
Amount of principal or interest if failed to pay considered as event of default		$ 40,000
Amount of debt which results in acceleration of debt if failed to pay considered as event of default		40,000
Amount of unbonded, undischarged or unstayed debt under entry by court of one or more judgments for certain period to determine as event of default		$ 40,000
Senior secured term loans
Debt Instrument [Line Items]
Debt issuance costs, net			$ 1,632	2,389
Interest on long-term debt			(13,900)	(17,700)
Gross, long-term debt			$ 247,204	$ 247,204
April 3, 2018 Credit Agreement
Debt Instrument [Line Items]
Number of incremental lenders (or more) | lender		1
Increase in incremental indebtedness limit		$ 125,000
April 3, 2018 Credit Agreement | Term B Loans
Debt Instrument [Line Items]
Debt instrument, face amount		$ 412,000
Interest rate at the end of the period			5.00%
April 3, 2018 Credit Agreement | Term B Loans | Adjusted Eurodollar Rate
Debt Instrument [Line Items]
Fixed interest rate base		1.00%
Interest rate margin		4.00%
April 3, 2018 Credit Agreement | Term B Loans | Base Rate
Debt Instrument [Line Items]
Fixed interest rate base		2.00%
Interest rate margin		3.00%
April 3, 2018 Credit Agreement | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount		$ 15,000
Increase in incremental indebtedness limit		$ 80,000
Credit Facility Borrowings Through June 22, 2022 | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	20,000
Line of credit amortization period			3 years
Line of credit facility, outstanding balance threshold	15,000
Credit Facility Borrowings Through June 22, 2023 | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	15,000
Line of credit facility, outstanding balance threshold	10,000
Credit Facility Borrowings Through End Of Term | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 10,000